Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 22,838	$ 21,052
Securities financing transactions	4,259	3,848
Over-the-counter debt instruments and other	2,730	3,284
Funding from UBS Group AG	7,508	7,104
Total other financial liabilities designated at fair value	$ 37,335	$ 35,287